Investment in Non-Marketable Securities (Details Narrative)	3 Months Ended
	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($)	Mar. 31, 2020 MYR (RM) shares	Mar. 02, 2020	Dec. 31, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares	Apr. 03, 2019 USD ($) $ / shares shares	Mar. 10, 2019	Dec. 31, 2018 USD ($) shares	Apr. 16, 2018 $ / shares	Mar. 09, 2018 $ / shares
Equity interest percentage				17.86%
Ordinary shares authorized	1,000,000,000		1,000,000,000		1,000,000,000	1,000,000,000			1,000,000,000
Ordinary shares issued	376,275,500		376,275,500		376,275,500	376,275,500			376,275,500
Ordinary shares outstanding	376,275,500		376,275,500		376,275,500	376,275,500			376,275,500
Proceeds from investments | $	$ 70,173
Amount due from director | $	656,495
Purchased price per shares | $ / shares										$ 0.0001	$ 1.00
Phoenix Plus Corporation [Member]
Investment amount | $	1,500				$ 1,500	$ 1,500	$ 1,500		$ 1,500
Equity interest percentage							5.00%
Shares purchased during period							300,000,000
Purchased price per shares | $ / shares							$ 0.0001
Phoenix Plus Corporation [Member] | Common Stock [Member]
Shares purchased during period							15,000,000
Maximum [Member]
Equity interest percentage					20.00%			20.00%
Minimum [Member]
Equity interest percentage					17.86%			17.86%
Director [Member]
Investment amount | $	$ 863,592				$ 863,592
Equity interest percentage	20.00%		20.00%		20.00%
Ordinary shares authorized					2,500,000
Ordinary shares issued					2,500,000
Ordinary shares outstanding					2,500,000
Director [Member] | MYR Currency [Member]
Investment amount			RM 3,500,000		$ 3,500,000
Mr. How Kok Choong [Member]
Investment amount | $					730,637
Ordinary shares authorized	2,500,000		2,500,000
Ordinary shares issued	2,500,000		2,500,000
Ordinary shares outstanding	2,500,000		2,500,000
Amount due from director | $					$ 730,637